Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2011
Long-Term Debt [Abstract]
Summary of Long-term debt

	December 31,
	2011	2010
Term Credit Agreement	$100.0	$—
Convertible Notes	324.3	311.1

	$424.3	$311.1

Schedule of recorded expenses with respect to notes

	For the year ended December 31,
	2011	2010
Interest expense	$27.8	$19.6
Amortization of debt issuance cost (1)	2.4	1.3
Commitment Fee (1)	0.3	—

Total	$30.5	$20.9

(1)	Included in Other expense.